TERM LOAN AND OTHER DEBT - Term loan due and vehicle debt (Details) - CAD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
2022
TERM LOAN AND OTHER DEBT
Term loan	$ 5,250
2023
TERM LOAN AND OTHER DEBT
Term loan	4,500
Secured Term Loan [Member]
TERM LOAN AND OTHER DEBT
Term loan	9,750	$ 9,500
Current portion of debt	9,712
Vehicle Debt [Member]
TERM LOAN AND OTHER DEBT
Current portion of debt	11
Non-current portion of debt	$ 16